Note 5 - Stockholders' Equity - Stock Option Activity (Details) - Equity Incentive Plan 2007 [Member] - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Balances, options outstanding (in shares)	10,241,086	8,601,086	8,601,086
Balances, shares available (in shares)	1,758,914	3,398,914	3,398,914
Balances, weighted average price per share (in dollars per share)	$ 0.44	$ 0.44	$ 0.44
Option Shares (in shares)	40,000	1,040,000
Granted, shares available (in shares)	(40,000)	(1,040,000)
Granted, exercise price per share (in dollars per share)	$ 0.45
Exercise Price (in dollars per share)	$ 0.45	$ 0.35
Plan classification, outstanding options (in shares)		600,000
Plan classification, shares available (in shares)		(600,000)
Plan classification, weighted average price per share (in dollars per share)		$ 0.33
Balances, options outstanding (in shares)	10,018,586	10,241,086	10,241,086
Balances, shares available (in shares)	1,981,414	2,158,914	1,758,914
Balances, weighted average price per share (in dollars per share)	$ 0.46	$ 0.43	$ 0.44
Granted, shares available (in shares)	(40,000)	(1,040,000)
Cancelled, outstanding options (in shares)	(262,500)
Cancelled, shares available (in shares)	262,500
Cancelled, exercise price (in dollars per share)	$ 0.40
Cancelled, weighted average price per share (in dollars per share)	0.40
Minimum [Member]
Balances, exercise price per share (in dollars per share)	0.22	$ 0.23	0.23
Granted, exercise price per share (in dollars per share)		0.30
Plan classification, exercise price per share (in dollars per share)		0.30
Balances, exercise price per share (in dollars per share)	0.22	0.23	0.22
Maximum [Member]
Balances, exercise price per share (in dollars per share)	1.89	1.89	1.89
Granted, exercise price per share (in dollars per share)		0.58
Plan classification, exercise price per share (in dollars per share)		0.60
Balances, exercise price per share (in dollars per share)	$ 1.89	$ 1.89	$ 1.89